Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 28, 2013
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2013
Prospectus Date	rr_ProspectusDate	Oct. 29, 2012
AdvisorShares Peritus High Yield ETF (Prospectus Summary) | AdvisorShares Peritus High Yield ETF | AdvisorShares Peritus High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYLD